Accrued Charter Revenue and Unearned Revenue	12 Months Ended
Dec. 31, 2011
Accrued Charter Revenue and Unearned Revenue Disclosure [Abstract]
Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current [Text Block]
10. Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current:
(a) Accrued charter revenue, Current and Non-Current: The amounts presented as current and non-current accrued charter revenue in the accompanying consolidated balance sheets as of December 31, 2010 and 2011 reflect revenue earned, but not collected, resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight line basis at their average rates. As at December 31, 2010 the accrued charter revenue amounted to $36,862 (including the current portion of $22,413 which is separately reflected in current assets in the accompanying 2010 consolidated balance sheet). As at December 31, 2011, the net accrued charter revenue totaling to $6,549 is comprised of $13,428, separately reflected in current assets, $5,086 separately reflected in non - current assets, and $11,965 (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying 2011 consolidated balance sheet. The maturities of the net accrued charter revenue as of December 31 of each year is as follows:

Year ending December 31,	Amount
_______________________________________	___________
2012	11,995
2013	(2,378)
2014	1,678
2015	(2,622)
2016	(2,323)
2017 and thereafter	199
___________
6,549
~~___________~~
In December 2010, the Company paid the amount of $9,500 to MSC, compensating MSC for the early termination of the MSC Navarino (renamed to Hyundai Navarino in January 2011) charter agreement. The compensation is separately reflected in the accompanying 2010 consolidated statement of income.
(b) Unearned Revenue, Current and Non-Current: The amounts presented as current and non-current unearned revenue in the accompanying consolidated balance sheets as of December 31, 2010 and 2011 reflect (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, (b) any unearned revenue resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rate and (c) the unamortized balance of the liability associated with the acquisition of vessels in 2007, with charter parties assumed at values below their fair market value at the date of delivery of the vessels.

	2010	2011
	________	_________
Hires collected in advance	2,015	4,903
Charter revenue resulting from varying charter rates	—	11,965
Unamortized balance of charters assumed	1,215	565
	________	_________
Total	3,230	17,433
Less current portion	(2,580)	(6,901)
	________	_________
Non-current portion	650	10,532
	~~________~~	~~_________~~